Investments (Details) - Schedule of Non-Marketable Investment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non Marketable Investment [Abstract]
Total initial cost	$ 10,630,120	$ 10,630,120
Cumulative net gain (loss)
Provision for impairment	(10,630,120)	(10,630,120)
Total carrying value